Other operating income and other operating expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income:
Other operating income	$ 1,740	$ 1,651	$ 1,553
Other operating income	1,740	1,651	1,553
Other operating expenses:
IPAB fund contribution	(3,801)	(3,859)	(3,353)
Other operating expense	(1,405)	(1,354)	(1,792)
Other operating expense	$ (5,206)	$ (5,213)	$ (5,145)
Mandatory contributions paid by financial entity (as a percent)	0.0333%